PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	$ 12.9
2022	12.9
2023	12.7
2024	12.6
2025	12.6
2026 - 2030	56.2
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2021	0.3
2022	0.3
2023	0.3
2024	0.3
2025	0.3
2026 - 2030	$ 1.3